Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments under Noncancelable Operating Leases
Future minimum lease payments required under noncancelable operating leases, which are primarily related to land leases are as follows:

(In thousands)	Lease Obligations
For the year ending December 31,
2018	$20,642
2019	17,826
2020	15,325
2021	14,330
2022	13,884
Thereafter	314,391
Total	$396,398

Schedule of Future Minimum Rental Income
Future minimum rental income, which is primarily related to retail and restaurant facilities located within our properties are as follows:

(In thousands)	Minimum Rental Income
For the year ending December 31,
2018	$3,432
2019	2,371
2020	1,665
2021	930
2022	771
Thereafter	250
Total	$9,419